O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 5.9%
Lockheed Martin Corp.	14,993	$8,186,927
RTX Corp.	39,121	4,733,250
		12,920,177

Air Freight & Logistics - 2.7%
Expeditors International of Washington, Inc.	49,161	5,850,159

Automobiles - 0.3%
General Motors Co.	11,844	601,201

Broadline Retail - 1.2%
eBay, Inc.	46,827	2,693,021

Building Products - 3.5%
Builders FirstSource, Inc. (a)	29,003	4,971,114
Carlisle Companies, Inc.	6,391	2,698,472
		7,669,586

Capital Markets - 5.2%
Bank of New York Mellon Corp.	86,599	6,526,101
Goldman Sachs Group, Inc.	4,492	2,325,913
Morgan Stanley	8,757	1,018,001
State Street Corp.	18,125	1,682,000
		11,552,015

Chemicals - 3.2%
CF Industries Holdings, Inc.	21,148	1,739,000
DuPont de Nemours, Inc.	65,036	5,397,338
		7,136,338

Commercial Banks - 5.6%
Citizens Financial Group, Inc.	49,724	2,094,375
Regions Financial Corp.	29,257	698,365
Wells Fargo & Co.	146,149	9,487,993
		12,280,733

Construction Materials - 0.9%
CRH PLC	19,853	1,894,572

Consumer Finance - 4.7%
Discover Financial Services	11,409	1,693,438
Synchrony Financial	159,250	8,781,045
		10,474,483

Containers & Packaging - 1.4%
Amcor PLC	279,724	3,113,328

Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	91,177	3,841,287

Food Products - 3.6%
Bunge Global SA	18,915	1,589,238
General Mills, Inc.	93,759	6,377,487
		7,966,725

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	11,835	1,056,274

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	21,128	2,292,811
Cigna Group	1,361	428,456
Labcorp Holdings, Inc.	5,933	1,354,326
		4,075,593

Hotels, Restaurants & Leisure - 5.6%
Booking Holdings, Inc.	1,941	9,076,601
Expedia Group, Inc. (a)	15,051	2,352,622
Marriott International, Inc. - Class A	3,496	909,030
		12,338,253

Household Durables - 0.6%
PulteGroup, Inc.	10,363	1,342,319

Insurance - 7.8%
Aflac, Inc.	51,638	5,411,146
American International Group, Inc.	56,872	4,315,447
Hartford Financial Services Group, Inc.	42,773	4,723,850
MetLife, Inc.	24,763	1,941,915
Prudential Financial, Inc.	6,113	748,720
		17,141,078

IT Services - 6.2%
Fidelity National Information Services, Inc.	51,778	4,646,040
GoDaddy, Inc. - Class A (a)	54,700	9,123,960
		13,770,000

Machinery - 1.9%
Caterpillar, Inc.	10,946	4,117,885

Media - 2.8%
Comcast Corp. - Class A	143,098	6,249,090

Metals & Mining - 3.6%
Steel Dynamics, Inc.	60,523	7,898,252

Oil, Gas & Consumable Fuels - 8.6%
ConocoPhillips	11,199	1,226,738
Coterra Energy, Inc.	26,693	638,497
Devon Energy Corp.	67,628	2,615,851
Diamondback Energy, Inc.	2,241	396,142
Marathon Petroleum Corp.	50,603	7,361,218
Phillips 66	4,586	558,666
Valero Energy Corp.	48,143	6,247,036
		19,044,148

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	65,869	3,673,514
Johnson & Johnson	47,734	7,630,757
		11,304,271

Professional Services - 2.7%
Verisk Analytics, Inc.	21,605	5,935,326

Road & Rail - 0.1%
CSX Corp.	8,177	275,074

Software - 3.5%
AppLovin Corp. - Class A (a)	45,656	7,733,670

Specialty Retail - 1.4%
Best Buy Co., Inc.	21,798	1,971,193
Lowe's Cos., Inc.	4,478	1,172,475
		3,143,668

Technology Hardware, Storage & Peripherals - 1.0%
NetApp, Inc.	18,653	2,150,877

Tobacco - 4.7%
Altria Group, Inc.	188,770	10,280,414

Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.	17,152	3,827,640
TOTAL COMMON STOCKS (Cost $172,036,651)		219,677,457

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Host Hotels & Resorts, Inc.	28,341	488,599
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $578,786)		488,599

TOTAL INVESTMENTS - 99.7% (Cost $172,615,437)		220,166,056
Other Assets in Excess of Liabilities - 0.3%		655,842
TOTAL NET ASSETS - 100.0%		$220,821,898

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima
(a) Non-income producing security.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

O'Shaughnessy Market Leaders Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$219,677,457	$–	$–	$219,677,457
Real Estate Investment Trusts	488,599	–	–	488,599
Total Investments	$220,166,056	$–	$–	$220,166,056

Refer to the Schedule of Investments for further disaggregation of investment categories.